Revenue Recognition	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue Recognition
2.	Revenue Recognition

On January 1, 2018, the Company adopted Topic 606 applying the modified retrospective transition method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after December 31, 2017 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Company recorded a net reduction to beginning retained earnings of $0.4 million as of January 1, 2018 due to the cumulative impact of adopting Topic 606. The impact to revenues for the three months ended March 31, 2018 was immaterial as a result of adopting Topic 606.

Nature of Goods and Services

The following is a description of principal activities from which the Company generates its revenue. Revenues are recognized when control of the promised goods are transferred to or services are performed for customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services.

Merchandise Sales

The Company principally generates revenue from selling workplace products to reseller customers under a contract or by purchase order. The Company’s product offerings may be divided into the following primary categories: (1) janitorial, foodservice and breakroom supplies, including janitorial and sanitation supplies, breakroom items, foodservice consumables, safety and security items and paper and packaging supplies; (2) technology products, including computer accessories and computer hardware items such as printers and other peripherals, imaging supplies and data storage; (3) traditional office products, including writing instruments, business machines, filing and record storage products, presentation products, shipping and mailing supplies, calendars and general office accessories; (4) industrial supplies, including various industrial MRO (maintenance, repair and operations) items, hand and power tools, safety and security supplies, janitorial equipment, oilfield and welding supplies; (5) cut sheet paper products, including copy paper with a wide assortment of styles and types; (6) automotive products, including a broad portfolio of automotive aftermarket tools and equipment; and (7) office furniture, including desks, filing and storage solutions, seating and systems furniture, along with a variety of specialized products for niche markets such as education, government, healthcare and professional services.

Control of goods usually transfers to the customer when those goods are shipped. For certain customers, control of goods transfers when those goods are delivered. Merchandise sales are billed daily or monthly. The amount of revenue recognized for merchandise sales is adjusted for expected returns, which are estimated based on historical product return trends and the gross margin associated with those returns; cash discounts, which are estimated based on customer purchases and discount terms and historical payments; and rebates, which are estimated based on sales volume to customers and customer rebate terms. The Company presents this revenue in net sales.

Other Revenues

The remainder of the Company’s consolidated net sales were generated by advertising, fulfillment and other services. Advertising revenue is generated from the sale of catalogs and other advertising materials to customers over time. The Company also offers fulfillment services including fulfillment of product orders on behalf of the customer and call center support. The Company acts as an agent of the customer and therefore recognizes revenue on a net basis. The Company presents other revenues in net sales.

Contracts with Customers

Disaggregation of Revenues

In accordance with authoritative Generally Accepted Accounting Principles (“GAAP”), the following table disaggregates revenue from contracts with customers into product categories. The Company has determined that disaggregating revenue into these categories provides appropriate disclosure and achieves associated objectives to depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. The Company generated 98% of net sales from its operations in the United States in the three months ended March 31, 2018 and 2017. As noted in the Company’s 2017 Form 10-K the Company has one reportable segment.

The disaggregated revenue for the three months ended March 31, 2018, and 2017 are as follows (in thousands):

	Three months ended March 31,
	2018	2017
Product categories:
Janitorial, foodservice and breakroom supplies (JanSan products)	$328,226	$345,408
Technology products	314,704	317,198
Traditional office products	178,976	198,078
Industrial supplies	155,575	147,197
Cut sheet paper products	119,547	106,148
Automotive products	80,992	78,806
Office furniture	58,826	72,091
Other revenues	3,309	4,457

Total revenue	$1,240,155	$1,269,383

Cost of sales for the three months ended March 31, 2018 and 2017 totaled $1.1 billion, respectively.

Accounts Receivable and Customer Rebates

The Company enters into contracts to sell goods to resellers with credit terms that vary based on the risk of the customer, the volume of transactions and the nature of contractual terms. These credit terms may allow the customer to make payment in arrears, which are adjusted for significant financing components when recorded as an account receivable. The Company also provides certain contract rebates, upfront marketing arrangements, acquisition assistance and other rebates which are intended to incentivize customers to engage in long-term purchase arrangements with the Company. These are either prepaid at contract inception and amortized over the term of the contract or accrued over the contract term. Prepaid customer rebates are included as a component of either “Other current assets” or “Other assets” in the Condensed Consolidated Balance Sheets, while accrued customer rebates are included as a component of “Accrued liabilities” in the Condensed Consolidated Balance Sheets, refer to Note 11 — “Other Assets and Liabilities.”

Prepaid customer rebates at March 31, 2018 consisted of amounts to be amortized as a reduction of revenues in the future as follows:

Year
2018	$22,522
2019	12,537
2020	8,964
2021	6,562
2022	4,597
Thereafter	6,529

Total prepaid customer rebates	$61,711

Transaction Price Allocated to Remaining Performance Obligations

As of March 31, 2018, no revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. This disclosure does not include revenue related to performance obligations that are part of a contract whose original expected duration is one year or less.

Performance Obligations

At the inception of each contract, the Company assesses the goods and services promised in its contracts and identifies each distinct performance obligations. To identify the performance obligations, the Company considers all goods or services promised regardless of whether they are explicitly stated or implied within the contract or by standard business practices. The Company determined that net merchandise sales to resellers and end-consumers represent performance obligations. This includes the packing and shipping of product through either delivery to the reseller or direct delivery to the end-consumer.

Shipping and handling activities performed before the customer obtains control of the goods are not considered promised services under customer contracts and therefore are not distinct performance obligations. The Company has chosen to make an accounting policy election to account for shipping and handling activities that occur after the customer obtains control of the goods as a fulfillment activity, and therefore accrues the expense of shipping and handling in cost of goods sold when merchandise is shipped. Shipping and handling costs billed to customers are part of the contract consideration and recognized at the time control of the promised goods has transferred to the customer. Control of goods generally transfers to the customer when those goods are shipped (FOB-shipping point).

When Performance Obligations Are Satisfied

For performance obligations related to sales, revenue is recognized when control is transferred. Determining when control transfers requires judgments that affect the timing of revenue recognized. Generally, revenue is recognized at a point in time when shipment occurs from the Company’s warehousing facilities. At this time, the customer is able to direct the use of the product and obtains substantially all of the benefits and risks from the product or service. The Company has a present right to payment at that time, the customer has legal title to the product, and the Company has transferred physical possession.

Significant Payment Terms

Payment terms for net merchandise sales, fulfillment and other services are dependent on the agreed upon contractual repayment terms of the customer. Typically, these vary dependent on the size of the customer and its risk profile to the Company. Some customers receive discounts based on the contractual terms wherein early payment reduces the net payment amount. Conversely, for some customers the Company provides enhanced payment terms which can extend up to and in excess of one year from invoicing. In some instances, these enhanced terms represent a significant financing component with an assumption of implicit interest. These amounts were immaterial in the period of adoption.

Given the Company’s reliance on customer rebates and discounts of the selling price of net sales, the Company notes that many of the contracts contain variable consideration payable to the customer that is recognized when the underlying revenue associated with the rebate and discount is recognized. Customer rebates and discounts include volume components, growth components, conversions, promotions, discount programs, and other programs. Estimates for customer rebates and discounts are based on both historical and estimated sales volume and other drivers as dictated by the contract. Changes in estimates of sales volume, product mix, customer mix or sales patterns, or actual results that vary from such estimates may impact future results.

Returns and Refunds

In the normal course of business, the Company accepts product returns based on certain contractual terms, typically for product expiration dating or damage. The Company estimates reserves for returns and the related refunds to customers based on historical experience of similar products and customers, as applicable. Reserves for returned merchandise are included as a component of “Other current assets” in the Condensed Consolidated Balance Sheets, while refund liabilities are included as a component of “Accrued liabilities.”

Practical Expedient Usage and Accounting Policy Elections

The Company has determined to utilize the modified retrospective approach which requires cumulative effect adjustment to the opening balance of retained earnings in the current year. This opening adjustment is determined based on the impact of the new revenue standard’s application on contracts that were not completed as of January 1, 2018, the date of initial application of the standard. This election had an immaterial impact on the Company’s financial statements.

The Company applies the practical expedient in Accounting Standard Codification (“ASC”) 606-10-65-1(f)(4) and does not retrospectively restate contracts for contract modifications that occurred before the beginning of the earliest reporting period presented. Instead, the Company has aggregated the effect of all modifications that occurred before the earliest reporting period presented. The effect of applying this practical expedient was immaterial.

For the Company’s contracts that have an original duration of one year or less, the Company uses the practical expedient in ASC 606-10-32-18 applicable to such contracts and does not consider the time value of money in relation to significant financing components. The effect of applying this practical expedient was immaterial.

Per ASC 606-10-25-18B, the Company has elected to account for shipping and handling activities that occur after the customer has obtained control as a fulfillment activity instead of a performance obligation. Furthermore, shipping and handling activities performed before transfer of control of the product also do not constitute a separate and distinct performance obligation.

The Company has elected to exclude from the transaction price those amounts which relate to sales and other taxes that are assessed by governmental authorities and that are imposed on and concurrent with a specific revenue-producing transaction and collected by the Company from a customer.

The Company applies the practical expedient in ASC 606-10-50-14 and is not required to determine the amount of the transaction price allocated to the remaining performance obligations that have original expected durations of one year or less. The effect of applying this practical expedient was immaterial as the Company has no remaining performance obligations associated with merchandise sales as of December 31, 2017.

Applying the practical expedient in ASC 340-40-25-4, the Company recognizes the incremental costs of obtaining contracts as an expense when incurred if the amortization period would have been one year or less. These costs are included in “Warehouse, marketing and administrative expenses.” The effect of applying this practical expedient was immaterial.